SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Estimated Useful Lives of Fixed Assets
Years

Electronic equipment	3-7
Office furniture and equipment	3-17
Leasehold improvements	Over the shorter of the term of the lease (including its extension periods) or the useful life of the asset

Schedule of estimated useful lives of the intangible assets
Weighted Average Useful Life (Years)
Technology (*)	3-7
Customer relationships	10
IPR&D (*)	3

Weighted Average Assumptions Used in Determining Fair Market Value of Options
	2 0 2 1	2 0 2 0	2 0 1 9
Risk-free interest rate	0.89%	0.38%	1.87%
Expected term of options	4.97 years	5.08 years	4.69 years
Expected volatility	39.02%	36.61%	33.18%
Expected dividend yield	0%	0%	0%